NOTE 9 - RELATED PARTY TRANSACTION	28 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTION

NOTE 9 – RELATED PARTY TRANSACTIONS

As of March 31, 2013, the Company owed $49,140 to the Company president for expenses incurred on behalf of the Company. As of December 31, 2012, the balance due for expenses incurred was $41,705. These amounts are non-interest bearing, unsecured and due on demand.